Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Value [Abstract]
Issued capital		R$ 2,313,941
Share-based payment	[1]	69,109	R$ 52,311	R$ 40,009
Issued capital		2,314,821	2,313,941
Quantity [Abstract]
Negative equity position		(21,327,848)	(19,007,500)	(18,333,003)	R$ (14,148,750)
Increase (decrease) in equity		(2,320,348)	(674,497)
Advance for future capital increase		789	61	24,004
Advance for future capital increase		789	61
Company’s capital
Value [Abstract]
Issued capital		2,313,941	2,290,876
Capital payment		(880)
Share-based payment	[1]	880	23,065	44,509
Issued capital		2,314,821	2,313,941	2,290,876
Quantity [Abstract]
Negative equity position		2,314,821	2,313,941	2,290,876	R$ 2,246,367
AFAC [Member]
Value [Abstract]
Issued capital		61	120
Capital payment		(880)	(23,065)
Share-based payment		1,608	23,006
Issued capital		R$ 789	R$ 61	R$ 120
Common shares
Quantity [Abstract]
Number of shares issued		928,965,058,000	928,965,058,000
Acquisition			0
Number of shares issued		928,965,058,000	928,965,058,000	928,965,058,000
Preferred shares
Quantity [Abstract]
Number of shares issued		335,623,408,000	333,680,010,000
Acquisition		124,388,000	1,943,398,000
Number of shares issued		335,747,796,000	335,623,408,000	333,680,010,000

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